Concentration and Risks - Schedule of Concentration and Risks (Details)		6 Months Ended			12 Months Ended
		Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)	Mar. 31, 2025 SGD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Amount of the Company’s revenue
Concentration Risk	[1]	$ 3,840,080	$ 2,976,806	$ 2,609,834
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Amount of the Company’s revenue
Concentration Risk	[1]	4,058,277	3,145,951		$ 2,089,269
Supplier Concentration Risk [Member] | Supplier X [Member] | Purchase [Member]
Amount of the Company’s revenue
Concentration Risk	[2]	1,909,540	1,480,263	2,030,838
Supplier Concentration Risk [Member] | Supplier X [Member] | Accounts Payable [Member]
Amount of the Company’s revenue
Concentration Risk	[2]	1,138,772	882,769		809,796
Supplier Concentration Risk [Member] | Supplier Y [Member] | Purchase [Member]
Amount of the Company’s revenue
Concentration Risk	[3]	1,900,960	1,473,612	$ 2,021,302
Supplier Concentration Risk [Member] | Supplier Y [Member] | Accounts Payable [Member]
Amount of the Company’s revenue
Concentration Risk	[3]				953,941
Supplier Concentration Risk [Member] | Supplier Z [Member] | Accounts Payable [Member]
Amount of the Company’s revenue
Concentration Risk	[4]	$ 1,322,076	$ 1,024,865		$ 391,527

[1]	Customer is a multinational construction corporation based in Singapore.
[2]	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
[3]	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China
[4]	Supplier Z is a battery energy equipment manufactory corporation based in People’s Republic of China.